Shareholder Report, Holdings (Details) - C000082717	Apr. 30, 2025
AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	1.60%
AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	2.20%
AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.20%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.40%
AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.00%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.50%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.20%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	11.30%
AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.90%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	40.30%